Stockholders' equity - Share capital (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' equity
Beginning balance (Shares)	176,608,195	163,915,000	150,903,000
Capital increase (cash contribution)		11,497,000	11,478,000
Exercise of share purchase rights	345,000	1,196,000	1,534,000
Ending balance (Shares)	176,952,653	176,608,195	163,915,000